Subordinated liabilities	6 Months Ended
Jun. 30, 2026
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities

	Half year ended 30.06.26	Year ended 31.12.25
	£m	£m
Opening balance as at 1 January	45,239	41,875
Issuances	4,465	9,808
Redemptions	(6,239)	(5,665)
Other	(213)	(779)
Closing balance	43,252	45,239

Designated at fair value	605	587
Total subordinated liabilities	43,857	45,826
Issuances of £4,465m comprise £4,215m intra-group loans from Barclays PLC and £250m GBP 6.174% Fixed Rate
Resetting Subordinated Callable Notes issued to Barclays PLC.
Redemptions of £6,239m comprise £4,219m intra-group loans from Barclays PLC and £862m EUR 1.125% Fixed Rate
Resetting Subordinated Callable Notes, £1,003m USD 5.200% Fixed Rate Subordinated Notes issued to Barclays PLC and
£155m ZAR Floating Rate Notes issued externally by a Barclays Bank PLC subsidiary.
Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments.